Commitments and Contingencies (Details)													1 Months Ended			9 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 23, 2023 USD ($)	May 02, 2023 USD ($)	Apr. 16, 2023 USD ($)	Jan. 27, 2020 USD ($)	Dec. 31, 2019	Apr. 10, 2019 USD ($)	Apr. 10, 2019 USD ($)	Nov. 13, 2018 USD ($)	Nov. 13, 2018 USD ($)	Apr. 13, 2018	Jan. 29, 2018	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2017 USD ($)
Commitments and Contingencies (Details) [Line Items]
Monthly settlement																$3,000	$3,000
Common stock shares issued (in Shares) | shares																	36,821,330	36,821
Cancellation of share (in Shares) | shares	119,670																119,670
Previously recognized expenses							$ 218,637	$ 218,637
Past due amounts																						$ 59,000
Lawsuit seeking payment																					$ 276,430
Finance charges																					$ 40,212
Commitments and contingencies, description																The agreement has an initial term of three years with one year renewals.	The agreement has an initial term of three years with one year renewals.
Convertible note amount															$ 180,750
Total accrual under the lease term																							$ 360,000
Description of lease						In December 2019, the Company relocated its primary office to 195 Paterson Avenue, Little Falls, New Jersey, under a one-year lease with a renewal option having monthly payments of $500.										On April 16, 2020 the Company’s subsidiary Howco renewed its office and warehouse lease in Vancouver, WA for a term commencing on June 1, 2020 extending through June 1, 2023 at an initial monthly rent of approximately $5,154.	On April 16, 2020 the Company’s subsidiary Howco renewed its office and warehouse lease in Vancouver, WA for a term commencing on June 1, 2020 extending through June 1, 2023 at an initial monthly rent of approximately $5,154.
Lease liability																$ 140,561	$ 156,554
Minimum lease payments discount rate	12.00%												12.00%			12.00%	10.00%
Leases rent expense													$ 57,356	$ 53,855			$ 73,346	$ 68,246
Description of lease																	In December 2019, the Company relocated its primary office to 195 Paterson Avenue, Little Falls, New Jersey, under a one-year lease with a renewal option having monthly payments of $500.
Employees earned value																	$ 0	0
No longer paying amount																$ 3,000
Future payments amount					$ 6,500											$ 3,000
vendor claim unpaid bills																90,000
Equal payments	$ 30,000												30,000			$ 30,000
Outstanding amounts			$ 219,613
Total payable			110,000
Cash payment			25,000
Notes payable			$ 85,000															17,500
Annual interest																3.00%
Company pay	2,472												2,472			$ 2,472
Settlement agreement	57,448	$ 16,500											57,448			57,448	154,562	$ 42,850
Initial Settlement		2,000
Other Commitment, to be Paid, Remainder of Fiscal Year		$ 2,900
Lessor, Operating Lease, Payment to be Received, Next Rolling 12 Months	$ 4,542												$ 4,542			$ 4,542
Lessor, Operating Lease, Payment to be Received, Rolling Year Two				$ 4,679
Lessor, Operating Lease, Payment to be Received, Rolling Year Three				4,819
Monthly common charges				$ 1,481
Operating Lease, Weighted Average Remaining Lease Term	2 years 11 months 1 day												2 years 11 months 1 day			2 years 11 months 1 day
Rent	$ 700												$ 700			$ 700
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly lease rent obligation	15,000												15,000			15,000	15,000
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly lease rent obligation	$ 16,500												$ 16,500			$ 16,500	$ 16,500
Settlement Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments and contingencies, description												the Company entered into a settlement agreement and mutual release with a vendor who had provided public relations and other consulting services whereby the Company shall pay to this vendor an aggregate amount of $60,000 of which $30,000 was paid on February 2, 2018. The Company was to have paid ten monthly payments of $3,000 per month beginning on February 29, 2018. The vendor is to return 0.4 common shares of the Company’s common stock which will be cancelled upon satisfaction of the liability. The liability is recorded at $21,000 as of September 30, 2022 and 2021.				the Company entered into a settlement agreement and mutual release with a vendor who had provided public relations and other consulting services whereby the Company shall pay to this vendor an aggregate amount of $60,000 of which $30,000 was paid on February 2, 2018. The Company was to have paid ten monthly payments of $3,000 per month beginning on February 29, 2018. The vendor is to return 1 common share of the Company’s common stock which will be cancelled upon satisfaction of the liability. The liability is recorded at $21,000 as of June 30, 2023, and September 30, 2022.
Convertible Note [Member]
Commitments and Contingencies (Details) [Line Items]
Professional fees									$ 161,700	$ 161,700
Convertible note amount									$ 90,000	$ 90,000
Note bears interest									5.00%	5.00%
Accrued accounts payable									$ 71,700	$ 71,700
HowCo [Member]
Commitments and Contingencies (Details) [Line Items]
Payroll percentage											10.00%
Texas Wyoming Drilling, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Amount of claim for unpaid bills																			$ 75,000	$ 75,000